UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 01, 2021 to November 30, 2021

Commission File Number of issuing entity:	333-235304-01

Central Index Key Number of issuing entity:	0001803020

Daimler Trucks Retail Trust 2020-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-235304

Central Index Key Number of depositor:	0001463814

Daimler Retail Receivables LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001540252

Mercedes-Benz Financial Services USA LLC
(Exact name of sponsor as specified in its charter)

State of Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7245386
(I.R.S. Employer Identification No.)

35555 W. Twelve Mile Rd., Suite 300
Farmington Hills, Michigan
(Address of principal executive offices of issuing entity)

48331
(Zip Code)

(248) 9916222
(Telephone number, including area code)

N.A.
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-2 Asset Backed Notes	☐	☐	☒
Class A-3 Asset Backed Notes	☐	☐	☒
Class A-4 Asset Backed Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 15, 2021 a distribution was made to holders of notes of the issuing entity. The distribution report for this distribution is attached to this Form 10-D as Exhibit 99.1.

No assets held by issuing entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the period from November 01, 2021 to November 30, 2021.

Reference is made to the Form ABS – 15G filed by Mercedes-Benz Financial Services USA LLC with the Securities and Exchange Commission on February 01, 2021, and to the information reported for the period indicated in the report regarding any repurchase requests across all trusts for which Mercedes-Benz Financial Services USA LLC is a securitizer (as that term is defined in Section 15G(a) of the Securities Exchange Act of 1934). The CIK number of Mercedes-Benz Financial Services USA LLC is 0001540252.

Item 7. Change in Sponsor Interest in the Securities

Effective December 1, 2021, the entire outstanding amount of the Daimler Trucks Retail Trust 2020-1 Certificates have been transferred from Daimler Retail Receivables LLC, which is a wholly-owned subsidiary of Mercedes-Benz Financial Services USA LLC, to Daimler Truck Financial Services USA LLC ("DTFS USA"), and will be held by DTFS USA or a wholly-owned subsidiary of DTFS USA.

PART II - OTHER INFORMATION

Item 10. Exhibits.

Exhibit
No.	Description of Exhibit
99.1	Distribution report of the issuing entity

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Daimler Trucks Retail Trust 2020-1
(Issuing Entity)

By: Mercedes-Benz Financial Services USA LLC
(Servicer)

Date: December 22, 2021	By: /s/ Jennifer Stewart
Jennifer Stewart
Secretary

EXHIBIT INDEX

Exhibit
No.	Description of Exhibit
99.1	Distribution report of the issuing entity